Loans and borrowings - Terms and conditions of Promissory Notes and Working Capital Loans - Related Party (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Jan. 09, 2023	Oct. 25, 2022	May 24, 2022	May 06, 2022	Jun. 30, 2023	Jun. 16, 2023	Apr. 14, 2023	Dec. 31, 2022	Dec. 21, 2022	Jan. 01, 2022
Loans and borrowings
Amount borrowed					$ 476,657
Outstanding amount					425,907			$ 786
Number of shares purchased for each warrant						1
Exercise price of warrants						$ 11.50
Fair value of compound embedded derivative					77,655			7,443		$ 8,440
Ordinary shares, Par value (in dollars per share)							$ 0.0001
October 2022 Note
Loans and borrowings
Interest on borrowings		$ 0
October 2022 Note | Maximum
Loans and borrowings
Amount borrowed		$ 300
December 2022 Note
Loans and borrowings
Interest on borrowings									$ 0
Maximum amount available									$ 1,255
Working Capital Loans
Loans and borrowings
Maximum amount of loans convertible into warrants						$ 1,500
Conversion price per warrant (in dollars per share)						$ 1.50
Outstanding amount					0			0		0
2022 Sponsor Convertible Note
Loans and borrowings
Amount borrowed				$ 1,200
Interest on borrowings					0			0		0
Maximum amount available				1,200
Maximum amount of loans convertible into warrants				$ 1,200
Conversion price per warrant (in dollars per share)				$ 1.50
Number of shares purchased for each warrant				1
Exercise price of warrants				$ 11.50
Outstanding loan balance converted			$ 1,200
Private Placement Warrants issued upon conversion			800,000
Fair value of compound embedded derivative				$ 8
2023 Sponsor Convertible Note
Loans and borrowings
Amount borrowed	$ 300
Conversion price per warrant (in dollars per share)	$ 1.50
Outstanding amount					$ 0			$ 0		$ 0
Outstanding loan balance converted	$ 300
Private Placement Warrants issued upon conversion	200,000
Maximum amount of warrants into which the outstanding amount is convertible	$ 300
2023 Sponsor Convertible Note | Class A ordinary shares
Loans and borrowings
Exercise price of warrants	$ 11.50
Private Placement Warrants issued upon conversion	1
Ordinary shares, Par value (in dollars per share)	$ 0.0001